PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y, AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM HIGH YIELD FUND

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from                                                                 INVESTOR
your investment)                              CLASS A     CLASS B   CLASS C   CLASS Y      CLASS
------------------------                      -------    --------   -------   -------    --------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering price)           4.75%        None      None      None        None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)    None(1)      5.00%     1.00%     None        None
Redemption/Exchange Fee(2)
(as a percentage of amount
redeemed/exchanged)                           2.00%        2.00%     2.00%     2.00%       2.00%

ANNUAL FUND OPERATING EXPENSES (3)

(expenses that are deducted                                                    CLASS     INVESTOR
from fund assets)                             CLASS A     CLASS B   CLASS C     Y(4)      CLASS
---------------------------                   -------    --------   -------   -------    --------
Management Fees                                0.55%       0.55%     0.55%     0.55%       0.55%
Distribution and/or Service (12b-1) Fees       0.25        1.00      1.00      None        0.21
Other Expenses                                 0.35        0.35      0.35      0.35        0.35
Acquired Fund Fees and Expenses                0.00        0.00      0.00      0.00        0.00
Total Annual Fund Operating Expenses           1.15        1.90      1.90      0.90        1.11
Fee Waiver(5)                                  0.14        0.14      0.14      0.14        0.14
Net Annual Fund Operating Expenses             1.01        1.76      1.76      0.76        0.97

(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges (CDSCs)."

(2) You may be charged a 2.00% fee if you redeem or exchange Class A, B, C, Y or Investor Class shares within 31 days of purchase. See "General Information - Redemption Fees" for more information.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(5) Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.99%, 1.74%, 1.74%, 0.74% and 0.99% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The  expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of those periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $573      $810     $1,065   $1,794
Class B            679       883      1,213    2,015(1)
Class C            279       583      1,013    2,211
Class Y             78       273        485    1,095
Investor Class      99       339        598    1,339

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $573      $810     $1,065   $1,794
Class B            179       583      1,013    2,015(1)
Class C            179       583      1,013    2,211
Class Y             78       273        485    1,095
Investor Class      99       339        598    1,339

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus:

"Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 7 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

(Continued)

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                  1.01%         1.15%        1.15%        1.15%        1.15%
Cumulative Return Before Expenses        5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses        (0.95%)        2.86%        6.82%       10.94%       15.21%
End of Year Balance                 $9,905.05    $10,286.39   $10,682.42   $11,093.69   $11,520.80
Estimated Annual Expenses           $  573.12    $   116.10   $   120.57   $   125.21   $   130.03

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.15%        1.15%        1.15%        1.15%        1.15%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         19.64%       24.25%       29.03%       34.00%       39.16%
End of Year Balance                 $11,964.35   $12,424.98   $12,903.34   $13,400.12   $13,916.02
Estimated Annual Expenses           $   135.04   $   140.24   $   145.64   $   151.24   $   157.07

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.15%       1.15%         1.15%        1.15%
Cumulative Return Before Expenses         5.00%       10.25%      15.76%        21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.99%      12.15%        16.47%       20.95%
End of Year Balance                 $10,399.00   $10,799.36  $11,215.14    $11,646.92   $12,095.33
Estimated Annual Expenses           $   103.01   $   121.89  $   126.58    $   131.46   $   136.52

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.15%        1.15%        1.15%        1.15%        1.15%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.61%       30.45%       35.47%       40.68%       46.10%
End of Year Balance                 $12,561.00   $13,044.59   $13,546.81   $14,068.36   $14,610.00
Estimated Annual Expenses           $   141.77   $   147.23   $   152.90   $   158.79   $   164.90

CLASS B(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.76%        1.90%        1.90%        1.90%        1.90%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.24%        6.44%        9.74%       13.14%       16.65%
End of Year Balance                 $10,324.00   $10,644.04   $10,974.01   $11,314.20   $11,664.94
Estimated Annual Expenses           $   178.85   $   199.20   $   205.37   $   211.74   $   218.30

CLASS B(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.90%        1.90%        1.90%        1.15%        1.15%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.27%       23.99%       27.84%       32.76%       37.87%
End of Year Balance                 $12,026.56   $12,399.38   $12,783.76   $13,275.94   $13,787.06
Estimated Annual Expenses           $   225.07   $   232.05   $   239.24   $   149.84   $   155.61

CLASS C(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.76%        1.90%        1.90%        1.90%        1.90%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.24%        6.44%        9.74%       13.14%       16.65%
End of Year Balance                 $10,324.00   $10,644.04   $10,974.01   $11,314.20   $11,664.94
Estimated Annual Expenses           $   178.85   $   199.20   $   205.37   $   211.74   $   218.30

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.90%        1.90%        1.90%        1.90%        1.90%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.27%       23.99%       27.84%       31.80%       35.89%
End of Year Balance                 $12,026.56   $12,399.38   $12,783.76   $13,180.06   $13,588.64
Estimated Annual Expenses           $   225.07   $   232.05   $   239.24   $   246.66   $   254.30

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.76%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.24%        8.51%       12.96%       17.59%       22.42%
End of Year Balance                 $10,424.00   $10,851.38   $11,296.29   $11,759.44   $12,241.58
Estimated Annual Expenses           $    77.61   $    95.74   $    99.66   $   103.75   $   108.00

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.90%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.43%       32.66%       38.10%       43.76%       49.65%
End of Year Balance                 $12,743.48   $13,265.96   $13,809.87   $14,376.07   $14,965.49
Estimated Annual Expenses           $   112.43   $   117.04   $   121.84   $   126.84   $   132.04

INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4        YEAR 5
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.97%        1.11%        1.11%        1.11%        1.11%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.03%        8.08%       12.28%       16.65%       21.19%
End of Year Balance                 $10,403.00   $10,807.68   $11,228.10   $11,664.87   $12,118.63
Estimated Annual Expenses           $    98.95   $   117.72   $   122.30   $   127.06   $   132.00

INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.11%        1.11%        1.11%        1.11%        1.11%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.90%       30.80%       35.89%       41.17%       46.66%
End of Year Balance                 $12,590.05   $13,079.80   $13,588.60   $14,117.20   $14,666.36
Estimated Annual Expenses           $   137.13   $   142.47   $   148.01   $   153.77   $   159.75

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, Y, AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM MUNICIPAL BOND FUND

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from                                                                    INVESTOR
your investment)                                    CLASS A   CLASS B   CLASS C   CLASS Y     CLASS
------------------------                            -------   -------   -------   -------   --------
Maximum Sales Charge
   (Load) Imposed on Purchases
   (as a percentage of offering price)               4.75%      None      None      None      None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)          None(1)    5.00%     1.00%      None      None

ANNUAL FUND OPERATING EXPENSES (2)

(expenses that are deducted                                                                    INVESTOR
from fund assets)                                   CLASS A   CLASS B   CLASS C   CLASS Y(3)     CLASS
---------------------------                         -------   -------   -------   ----------   --------
Management Fees                                      0.43%     0.43%     0.43%       0.43%       0.43%
Distribution and/or Service (12b-1) Fees             0.25      1.00      1.00        None        0.13
Other Expenses                                       0.16      0.16      0.16        0.16        0.16
Acquired Fund Fees and Expenses                      None      None      None        None        None
Total Annual Fund Operating Expenses                 0.84      1.59      1.59        0.59        0.72
Fee Waiver(4)                                        0.27      0.27      0.27        0.27        0.27
Net Annual Fund Operating Expenses                   0.57      1.32      1.32        0.32        0.45

(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.57%, 1.32%, 1.32%, 0.32% and 0.57% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of those periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your cost would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $530      $705    $  894    $1,439
Class B            634       775     1,040     1,665(1)
Class C            234       475       840     1,866
Class Y             33       162       302       712
Investor Class      46       203       374       869

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $530      $705      $894    $1,439
Class B            134       475       840     1,665(1)
Class C            134       475       840     1,866
Class Y             33       162       302       712
Investor Class      46       203       374       869

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus:

"Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 7 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

(Continued)

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                  0.57%         0.84%        0.84%        0.84%        0.84%
Cumulative Return Before Expenses        5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses        (0.53%)        3.61%        7.92%       12.41%       17.08%
End of Year Balance                 $9,946.96    $10,360.75   $10,791.76   $11,240.70   $11,708.31
Estimated Annual Expenses           $  530.50    $    85.29   $    88.84   $    92.54   $    96.39

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.84%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         21.95%       27.03%       32.31%       37.82%       43.55%
End of Year Balance                 $12,195.37   $12,702.70   $13,231.13   $13,781.55   $14,354.86
Estimated Annual Expenses           $   100.40   $   104.57   $   108.92   $   113.45   $   118.17

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.57%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.43%        8.77%       13.30%       18.01%       22.92%
End of Year Balance                 $10,443.00   $10,877.43   $11,329.93   $11,801.25   $12,292.19
Estimated Annual Expenses           $    58.26   $    89.55   $    93.27   $    97.15   $   101.19

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.84%        0.84%        0.84%        0.84%        0.84%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.04%       33.36%       38.91%       44.69%       50.71%
End of Year Balance                 $12,803.54   $13,336.17   $13,890.95   $14,468.82   $15,070.72
Estimated Annual Expenses           $   105.40   $   109.79   $   114.35   $   119.11   $   124.07

CLASS B(2)                             YEAR 1      YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.32%        1.59%        1.59%        1.59%        1.59%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.68%        7.22%       10.87%       14.65%       18.56%
End of Year Balance                 $10,368.00   $10,721.55   $11,087.15   $11,465.23   $11,856.19
Estimated Annual Expenses           $   134.43   $   167.66   $   173.38   $   179.29   $   185.41

CLASS B(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.59%        1.59%        1.59%        0.84%        0.84%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         22.60%       26.79%       31.11%       36.56%       42.24%
End of Year Balance                 $12,260.49   $12,678.57   $13,110.91   $13,656.32   $14,224.42
Estimated Annual Expenses           $   191.73   $   198.27   $   205.03   $   112.42   $   117.10

CLASS C(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.32%        1.59%        1.59%        1.59%        1.59%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.68%        7.22%       10.87%       14.65%       18.56%
End of Year Balance                 $10,368.00   $10,721.55   $11,087.15   $11,465.23   $11,856.19
Estimated Annual Expenses           $   134.43   $   167.66   $   173.38   $   179.29   $   185.41

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.59%        1.59%        1.59%        1.59%        1.59%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         22.60%       26.79%       31.11%       35.58%       40.20%
End of Year Balance                 $12,260.49   $12,678.57   $13,110.91   $13,557.99   $14,020.32
Estimated Annual Expenses           $   191.73   $   198.27   $   205.03   $   212.02   $   219.25

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.32%        0.59%        0.59%        0.59%        0.59%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.68%        9.30%       14.12%       19.15%       24.40%
End of Year Balance                 $10,468.00   $10,929.64   $11,411.64   $11,914.89   $12,440.34
Estimated Annual Expenses           $    32.75   $    63.12   $    65.91   $    68.81   $    71.85

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9     YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.59%        0.59%        0.59%        0.59%        0.59%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.89%       35.62%       41.60%       47.84%       54.36%
End of Year Balance                 $12,988.95   $13,561.77   $14,159.84   $14,784.29   $15,436.28
Estimated Annual Expenses           $    75.02   $    78.32   $    81.78   $    85.39   $    89.15

INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.45%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.55%        9.02%       13.69%       18.56%       23.63%
End of Year Balance                 $10,455.00   $10,902.47   $11,369.10   $11,855.70   $12,363.12
Estimated Annual Expenses           $    46.02   $    76.89   $    80.18   $    83.61   $    87.19

INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.92%       34.44%       40.19%       46.19%       52.45%
End of Year Balance                 $12,892.26   $13,444.05   $14,019.46   $14,619.49   $15,245.20
Estimated Annual Expenses           $    90.92   $    94.81   $    98.87   $   103.10   $   107.51

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, C, R, AND Y SHARES OF THE FUND LISTED BELOW:

AIM SHORT TERM BOND FUND

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                           CLASS A   CLASS C   CLASS R   CLASS Y
------------------------                   -------   -------   -------   -------
Maximum Sales Charge
   (Load) Imposed on Purchases
   (as a percentage of offering price)     2.50%     None      None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original
   purchase price or redemption
   proceeds, whichever is less)            None(1)   None(1)   None(1)     None

ANNUAL FUND OPERATING EXPENSES (2)

(expenses that are deducted
from fund assets)                          CLASS A   CLASS C   CLASS R   CLASS Y(3)
---------------------------                -------   -------   -------   ----------
Management Fees(4)                          0.35%     0.35%     0.35%       0.35%
Distribution and/or Service (12b-1) Fees    0.25      1.00      0.50        None
Other Expenses                              0.29      0.29      0.29        0.29
Acquired Fund Fees and Expenses             0.00      0.00      0.00        0.00
Total Annual Fund Operating Expenses        0.89      1.64      1.14        0.64
Fee Waiver(5)                               0.22      0.72      0.22        0.22
Net Annual Fund Operating Expenses          0.67      0.92      0.92        0.42

(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective March 4, 2009, the advisor has contractually agreed to waive advisory fees to the extent so that the advisory fees payable by the fund do not exceed a specified maximum annual advisory fee rate, which fee rate includes breakpoints and is based upon net asset levels. The fund's maximum advisory fee rate ranges from 0.35% (for average net assets up to $500 million) to 0.28% (for average net assets over $5 billion). The fee reductions and net expenses have been restated to reflect this agreement.

(5) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.50% of Rule 12b-1 distribution plan payments on Class C shares. In addition, effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.66%, 0.91% (after Rule 12b-1 fee waiver), 0.91% and 0.41% on Class A, Class C, Class R and Class Y shares of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of those periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your cost would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $317      $505      $710     $1,299
Class C      94       447       824      1,883
Class R      94       340       606      1,366
Class Y      43       183       335       777"

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks, including but not limited to, currency or interest rate risk. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 7 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

(Continued)

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.67%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          1.72%        5.90%       10.26%       14.79%       19.50%
End of Year Balance                 $10,172.17   $10,590.25   $11,025.51   $11,478.66   $11,950.43
Estimated Annual Expenses           $   316.74   $    92.39   $    96.19   $   100.14   $   104.26

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.89%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         24.42%       29.53%       34.85%       40.40%       46.17%
End of Year Balance                 $12,441.59   $12,952.94   $13,485.31   $14,039.56   $14,616.58
Estimated Annual Expenses           $   108.54   $   113.01   $   117.65   $   122.49   $   127.52

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.67%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.33%        8.62%       13.08%       17.73%       22.57%
End of Year Balance                 $10,433.00   $10,861.80   $11,308.22   $11,772.98   $12,256.85
Estimated Annual Expenses           $    68.45   $    94.76   $    98.66   $   102.71   $   106.93

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.89%        0.89%        0.89%        0.89%        0.89%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.61%       32.85%       38.31%       44.00%       49.91%
End of Year Balance                 $12,760.61   $13,285.07   $13,831.09   $14,399.55   $14,991.37
Estimated Annual Expenses           $   111.33   $   115.90   $   120.67   $   125.63   $   130.79

CLASS C(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.92%        1.64%        1.64%        1.64%        1.64%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.08%        7.58%       11.19%       14.93%       18.79%
End of Year Balance                 $10,408.00   $10,757.71   $11,119.17   $11,492.77   $11,878.93
Estimated Annual Expenses           $    93.88   $   173.56   $   179.39   $   185.42   $   191.65

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.64%        1.64%        1.64%        1.64%        1.64%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         22.78%       26.91%       31.17%       35.58%       40.13%
End of Year Balance                 $12,278.06   $12,690.60   $13,117.01   $13,557.74   $14,013.28
Estimated Annual Expenses           $   198.09   $   204.74   $   211.62   $   218.73   $   226.08

CLASS R                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.92%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.08%        8.10%       12.27%       16.60%       21.10%
End of Year Balance                 $10,408.00   $10,809.75   $11,227.01   $11,660.37   $12,110.46
Estimated Annual Expenses           $    93.88   $   120.94   $   125.61   $   130.46   $   135.49

CLASS R                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.14%        1.14%        1.14%        1.14%        1.14%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.78%       30.63%       35.68%       40.91%       46.35%
End of Year Balance                 $12,577.92   $13,063.43   $13,567.68   $14,091.39   $14,635.32
Estimated Annual Expenses           $   140.72   $   146.16   $   151.80   $   157.66   $   163.74

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.42%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.58%        9.14%       13.90%       18.86%       24.05%
End of Year Balance                 $10,458.00   $10,913.97   $11,389.82   $11,886.41   $12,404.66
Estimated Annual Expenses           $    42.96   $    68.39   $    71.37   $    74.48   $    77.73

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.64%        0.64%        0.64%        0.64%        0.64%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.46%       35.10%       40.99%       47.14%       53.55%
End of Year Balance                 $12,945.50   $13,509.93   $14,098.96   $14,713.68   $15,355.19
Estimated Annual Expenses           $    81.12   $    84.66   $    88.35   $    92.20   $    96.22

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, AND Y SHARES OF THE FUND LISTED BELOW:

AIM CORE BOND FUND

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                 CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y
------------------------                         -------   -------   -------   -------   -------
Maximum Sales Charge
   (Load) Imposed on Purchases
   (as a percentage of offering price)           4.75%       None      None    None        None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price
   or redemption proceeds, whichever is less)    None(1)     5.00%     1.00%   None(1)     None

ANNUAL FUND OPERATING EXPENSES (2)

(expenses that are deducted
from fund assets)                          CLASS A    CLASS B   CLASS C   CLASS R   CLASS Y(3)
---------------------------                -------    -------   -------   -------   ----------
Management Fees(4)                          0.40%      0.40%     0.40%     0.40%       0.40%
Distribution and/or Service (12b-1) Fees    0.25       1.00      1.00      0.50        None
Other Expenses                              0.42       0.42      0.42      0.42        0.42
Acquired Fund Fees and Expenses             0.00       0.00      0.00      0.00        0.00
Total Annual Fund Operating Expenses        1.07       1.82      1.82      1.32        0.82
Fee Waiver(5)                               0.25       0.25      0.25      0.25        0.25
Net Annual Fund Operating Expenses          0.82       1.57      1.57      1.07        0.57

(1) A contingent deferred sales charge may apply in some cases. See "General Information - Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective March 4, 2009, the advisor has contractually agreed to waive advisory fees to the extent so that the advisory fees payable by the fund do not exceed a specified maximum annual advisory fee rate, which fee rate includes breakpoints and is based upon net asset levels. The fund's maximum advisory fee rate ranges from 0.40% (for average net assets up to $500 million) to 0.30% (for average net assets over $5 billion). The fee reductions and net expenses have been restated to reflect this agreement.

(5) Effective March 4, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 0.80%, 1.55%, 1.55%, 1.05% and 0.55% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of those periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your cost would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $555      $776     $1,014   $1,697
Class B     660       848      1,162    1,920(1)
Class C     260       548        962    2,117
Class R     109       394        700    1,568
Class Y      58       237        430      990

You would pay the following expenses if you did not redeem your shares:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $555      $776     $1,014   $1,697
Class B     160       548        962    1,920(1)
Class C     160       548        962    2,117
Class R     109       394        700    1,568
Class Y      58       237        430      990

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the third paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 5 of the prospectus:

"The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of investment grade securities generally represented by the sector categories within the Barclays Capital U.S. Aggregate Bond Index (the benchmark index). The fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the fund's portfolio managers deem the securities to be of comparable quality."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks, including but not limited to, currency or interest rate risk. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Certain transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 8 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year;

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

- Hypotheticals both with and without any applicable initial sales charge applied (see "General Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

-    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

(Continued)

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------     ----------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.82%         1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses         (0.77%)        3.13%        7.18%       11.40%       15.77%
End of Year Balance                 $ 9,923.15    $10,313.12   $10,718.43   $11,139.66   $11,577.45
Estimated Annual Expenses           $   554.74    $   108.26   $   112.52   $   116.94   $   121.54

CLASS A
(INCLUDES MAXIMUM SALES CHARGE)       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------     ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.07%        1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.32%       25.05%       29.97%       35.08%       40.38%
End of Year Balance                 $12,032.45   $12,505.32   $12,996.78   $13,507.56   $14,038.40
Estimated Annual Expenses           $   126.31   $   131.28   $   136.44   $   141.80   $   147.37

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.82%         1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.18%         8.27%       12.53%       16.95%       21.55%
End of Year Balance                 $10,418.00    $10,827.43   $11,252.95   $11,695.19   $12,154.81
Estimated Annual Expenses           $    83.71    $   113.66   $   118.13   $   122.77   $   127.60

CLASS A
(WITHOUT MAXIMUM SALES CHARGE)        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.07%        1.07%        1.07%        1.07%        1.07%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         26.32%       31.29%       36.45%       41.81%       47.38%
End of Year Balance                 $12,632.49   $13,128.95   $13,644.92   $14,181.16   $14,738.48
Estimated Annual Expenses           $   132.61   $   137.82   $   143.24   $   148.87   $   154.72

CLASS B(2)                            YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.57%         1.82%        1.82%        1.82%        1.82%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.43%         6.72%       10.11%       13.61%       17.23%
End of Year Balance                 $10,343.00    $10,671.91   $11,011.27   $11,361.43   $11,722.73
Estimated Annual Expenses           $   159.69    $   191.24   $   197.32   $   203.59   $   210.07

CLASS B(2)                              YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                            ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                     1.82%        1.82%        1.82%        1.07%        1.07%
Cumulative Return Before Expenses          34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses           20.96%       24.80%       28.77%       33.83%       39.09%
End of Year Balance                   $12,095.51   $12,480.15   $12,877.01   $13,383.08   $13,909.04
Estimated Annual Expenses             $   216.75   $   223.64   $   230.75   $   140.49   $   146.01

CLASS C(2)                            YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.57%         1.82%        1.82%        1.82%        1.82%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.43%         6.72%       10.11%       13.61%       17.23%
End of Year Balance                 $10,343.00    $10,671.91   $11,011.27   $11,361.43   $11,722.73
Estimated Annual Expenses           $   159.69    $   191.24   $   197.32   $   203.59   $   210.07

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.82%        1.82%        1.82%        1.82%        1.82%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         20.96%       24.80%       28.77%       32.87%       37.09%
End of Year Balance                 $12,095.51   $12,480.15   $12,877.01   $13,286.50   $13,709.01
Estimated Annual Expenses           $   216.75   $   223.64   $   230.75   $   238.09   $   245.66

CLASS R                               YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.07%         1.32%        1.32%        1.32%        1.32%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.93%         7.75%       11.72%       15.83%       20.09%
End of Year Balance                 $10,393.00    $10,775.46   $11,172.00   $11,583.13   $12,009.39
Estimated Annual Expenses           $   109.10    $   139.71   $   144.85   $   150.18   $   155.71

CLASS R                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.32%        1.32%        1.32%        1.32%        1.32%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         24.51%       29.10%       33.85%       38.77%       43.88%
End of Year Balance                 $12,451.33   $12,909.54   $13,384.61   $13,877.17   $14,387.85
Estimated Annual Expenses           $   161.44   $   167.38   $   173.54   $   179.93   $   186.55

CLASS Y                               YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------    ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.57%         0.82%        0.82%        0.82%        0.82%
Cumulative Return Before Expenses         5.00%        10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.43%         8.80%       13.34%       18.08%       23.02%
End of Year Balance                 $10,443.00    $10,879.52   $11,334.28   $11,808.05   $12,301.63
Estimated Annual Expenses           $    58.26    $    87.42   $    91.08   $    94.88   $    98.85

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.82%        0.82%        0.82%        0.82%        0.82%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.16%       33.52%       39.10%       44.91%       50.97%
End of Year Balance                 $12,815.84   $13,351.54   $13,909.64   $14,491.06   $15,096.78
Estimated Annual Expenses           $   102.98   $   107.29   $   111.77   $   116.44   $   121.31

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 13 and 14 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:

SHAREHOLDER FEES

                                                   GLOBAL                        LIMITED
(fees paid directly from your      CORE             REAL       HIGH             MATURITY   MONEY   REAL     SHORT       U.S.
investment)                        BOND  DYNAMICS  ESTATE     YIELD     INCOME  TREASURY  MARKET  ESTATE  TERM BOND  GOVERNMENT
-----------------------------      ----  --------  ------     -----     ------  --------  ------  ------  ---------  ----------
Maximum Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of
   offering price)                 None    None      None      None      None     None     None    None     None        None
Maximum Deferred Sales Charge
   (Load) (as a percentage of
   original purchase price or
   redemption proceeds, whichever
   is less)                        None    None      None      None      None     None     None    None     None        None
Redemption/Exchange Fee
   (as a percentage of amount
   redeemed/ exchanged)            None    None      2.00%(1)  2.00%(1)  None     None     None    None     None        None

ANNUAL FUND OPERATING EXPENSES(2)

                                                   GLOBAL                  LIMITED
(expenses that are deducted        CORE             REAL    HIGH          MATURITY   MONEY   REAL     SHORT       U.S.
from fund assetst)                 BOND  DYNAMICS  ESTATE  YIELD  INCOME  TREASURY  MARKET  ESTATE  TERM BOND  GOVERNMENT
-----------------------------      ----  --------  ------  -----  ------  --------  ------  ------  ---------  ----------
Management Fees(3,4)               0.40%   0.53%    0.74%   0.55%  0.44%    0.20%    0.39%   0.73%     0.35%      0.44%
Distribution and/or Service
   (12b-1) Fees                    None    None     None    None   None     None     None    None      None       None
Other Expenses(5)                  0.12    0.13     0.17    0.10   0.16     0.16     0.19    0.10      0.15       0.12
Acquired Fund Fees and Expenses    0.00    0.00     0.00    0.00   0.00     None     None    0.00      0.00       0.00
Total Annual Fund Operating
   Expenses                        0.52    0.66     0.91    0.65   0.60     0.36     0.58    0.83      0.50       0.56
Fee Waiver(6)                      0.00    0.00     0.00    0.00   0.00     0.00     0.00    0.00      0.08       0.00
Net Annual Fund Operating
   Expenses                        0.52    0.66     0.91    0.65   0.60     0.36     0.58    0.83      0.42       0.56

(1) You may be charged a 2.00% fee if you redeem or exchange Institutional Class shares within 31 days of purchase. See "General
     Information--Redemption Fees" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective March 4, 2009, Core Bond's advisor has contractually agreed to waive advisory fees to the extent so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, which fee rate includes breakpoints and is based upon net asset levels. The fund's maximum advisory fee rate ranges from 0.40% (for average net assets up to $500 million) to 0.30% (for average net assets over $5 billion). The fee reductions and net expenses have been restated to reflect this agreement.

(4) Effective March 4, 2009, Short Term Bond's advisor has contractually agreed to waive advisory fees to the extent so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, which fee rate includes breakpoints and is based upon net asset levels. The fund's maximum advisory fee rate ranges from 0.35% (for average net assets up to $500 million) to 0.28% (for average net assets over $5 billion). The fee reductions and net expenses have been restated to reflect this agreement.

(5) Other Expenses of Money Market are based on estimated amounts for the current fiscal year.

(6) Effective March 4, 2009, the advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares of Core Bond, High Yield and Short Term Bond to 0.55%, 0.74% and 0.41% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense assumes you:

     (i)   invest $10,000 in the funds for the time periods indicated;

     (ii)  redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses reimbursed voluntarily your expenses will be lowered. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Core Bond                     $53      $167      $291     $  653
Dynamics                       67       211       368        822
Global Real Estate             93       290       504      1,120
High Yield                     66       208       362        810
Income                         61       192       335        750
Limited Maturity Treasury      37       116       202        456
Money Market                   59       186       324        726
Real Estate                    85       265       460      1,025
Short Term Bond                43       152       272        621
U.S. Government                57       179       313        701"


The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION - CORE BOND - INSTITUTIONAL CLASS" on page 15 of the prospectus:

"CORE BOND -
INSTITUTIONAL
CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------    ----------   ----------   ----------   ----------   ----------
Annual Expense
   Ratio(1)              0.52%        0.52%        0.52%        0.52%        0.52%
Cumulative
   Return Before
   Expenses              5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative
   Return After
   Expenses              4.48%        9.16%       14.05%       19.16%       24.50%
End of Year
   Balance         $10,448.00   $10,916.07   $11,405.11   $11,916.06   $12,449.90
Estimated
   Annual
   Expenses            $53.16       $55.55       $58.04       $60.64       $63.35

"CORE BOND -
INSTITUTIONAL
CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------------   ----------   ----------   ----------   ----------   ----------
Annual Expense
   Ratio(1)              0.52%        0.52%        0.52%        0.52%        0.52%
Cumulative
   Return Before
   Expenses             34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative
   Return After
   Expenses             30.08%       35.90%       41.99%       48.35%       55.00%
End of Year
   Balance         $13,007.65   $13,590.40   $14,199.25   $14,835.37   $15,500.00
Estimated
   Annual
   Expenses            $66.19       $69.15       $72.25       $75.49       $78.87"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION - HIGH YIELD
- INSTITUTIONAL CLASS" on page 15 of the prospectus:


       "HIGH YIELD
 - INSTITUTIONAL CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6
------------------------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)          0.65%        0.65%        0.65%        0.65%        0.65%        0.65%
Cumulative Return Before
   Expenses                      5.00%       10.25%       15.76%       21.55%       27.63%       34.01%
Cumulative Return After
   Expenses                      4.35%        8.89%       13.63%       18.57%       23.73%       29.11%
End of Year Balance        $10,435.00   $10,888.92   $11,362.59   $11,856.86   $12,372.64   $12,910.85
Estimated Annual
   Expenses                $    66.41   $    69.30   $    72.32   $    75.46   $    78.75   $    82.17

       "HIGH YIELD
 - INSTITUTIONAL CLASS       YEAR 7       YEAR 8       YEAR 9      YEAR 10
------------------------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)          0.65%        0.65%        0.65%        0.65%
Cumulative Return Before
   Expenses                     40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                     34.72%       40.59%       46.70%       53.08%
End of Year Balance        $13,472.47   $14,058.52   $14,670.07   $15,308.21
Estimated Annual
   Expenses                $    85.75   $    89.48   $    93.37   $   97.43"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION - SHORT TERM BOND - INSTITUTIONAL CLASS" on page 16 of the prospectus:

   "SHORT TERM BOND -
   INSTITUTIONAL CLASS       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6
------------------------   ----------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)          0.42%        0.50%        0.50%        0.50%        0.50%        0.50%
Cumulative Return Before
   Expenses                      5.00%       10.25%       15.76%       21.55%       27.63%       34.01%
Cumulative Return After
   Expenses                      4.58%        9.29%       14.20%       19.34%       24.71%       30.33%
End of Year Balance        $10,458.00   $10,928.61   $11,420.40   $11,934.32   $12,471.36   $13,032.57
Estimated Annual
   Expenses                $    42.96   $    53.47   $    55.87   $    58.39   $    61.01   $    63.76

   "SHORT TERM BOND -
   INSTITUTIONAL CLASS       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)          0.50%        0.50%        0.50%        0.50%
Cumulative Return Before
   Expenses                      40.71%      47.75%      55.13%        62.89%
Cumulative Return After
   Expenses                     36.19%       42.32%       48.72%       55.42%
End of Year Balance        $13,619.04   $14,231.89   $14,872.33   $15,541.58
Estimated Annual
   Expenses                $    66.63   $    69.63   $    72.76   $    76.03

(1)  Your actual expenses may be higher or lower than those shown."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - CORE BOND" on pages 24 and 25 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks, including but not limited to, currency or interest rate risk. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Certain transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - HIGH YIELD" on page 27 of the prospectus:

"Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - SHORT TERM BOND" on page 32 of the prospectus:

"Derivatives Risk - Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks, including but not limited to, currency or interest rate risk. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Borrowing money to buy securities exposes the fund to leverage because the fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the fund. Certain other transactions may give rise to a form of leverage. Leverage also exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of a borrowing, the fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. Leveraging may cause the fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. There can be no assurance that the fund will use leverage or should the fund use leverage, that the fund's leverage strategy will be successful."

The following information is added as a new twelfth paragraph under the heading "FUND MANAGEMENT - THE ADVISORS" on page 35 of the prospectus:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will also be available in the fund's Statement of Additional Information."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MARCH 4, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM MUNICIPAL BOND FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

The following information replaces the information relating to AIM Core Bond Fund and AIM Short Term Bond Fund found in the table following the sixth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 49 of the Statement of Additional Information:

"FUND NAME                  NET ASSETS   ANNUAL RATE
----------                 -----------   -----------
AIM Core Bond Fund         First $500M      0.400%
                           Next $500M       0.375%
                           Next $1.5B       0.350%
                           Next $2.5B       0.325%
                           Over $5B         0.300%

AIM Short Term Bond Fund   First $500M      0.350%
                           Next $500M       0.325%
                           Next $1.5B       0.300%
                           Next $2.5B       0.290%
                           Over $5B         0.280%"

The following information replaces in its entirety the ninth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 50 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through June 30, 2010, to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes;
(iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and
(iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares as follows:

FUND                            EXPENSE LIMITATION
----                            ------------------
AIM Core Bond Fund
   Class A Shares                      0.80%
   Class B Shares                      1.55%
   Class C Shares                      1.55%
   Class R Shares                      1.05%
   Class Y Shares                      0.55%
   Institutional Class Shares          0.55%
AIM High Yield Fund
   Class A Shares                      0.99%
   Class B Shares                      1.74%
   Class C Shares                      1.74%
   Class Y Shares                      0.74%
   Investor Class Shares               0.99%
   Institutional Class Shares          0.74%

AIM Municipal Bond Fund
   Class A Shares                      0.57%
   Class B Shares                      1.32%
   Class C Shares                      1.32%
   Class Y Shares                      0.32%
   Investor Class Shares               0.57%
AIM Short Term Bond Fund
   Class A Shares                      0.66%
   Class C Shares                      0.91% (after 12b-1 waiver)
   Class R Shares                      0.91%
   Class Y Shares                      0.41%
   Institutional Class Shares          0.41%"

The following information is added after the first sentence of the eleventh paragraph under the heading " INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT SUB-ADVISORS" on page 51 of the Statement of Additional Information:

"It is anticipated that the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction."


                                        2